Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Assets and Liabilities
The following table (in millions) shows the fair value of our derivative instruments that are required to be measured at fair value on a recurring basis as of March 31, 2017 and December 31, 2016, which are classified as other current assets, non-current derivative assets, derivative liabilities or non-current derivative liabilities in our Balance Sheets.

	Fair Value Measurements as of
	March 31, 2017				December 31, 2016
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Interest Rate Derivatives liability	$—	$—	$—	$—	$—	$(6)	$—	$(6)
Liquefaction Supply Derivatives asset (liability)	(2)	—	41	39	(4)	(2)	79	73

The following table (in thousands) shows the fair value of the derivative instruments that are required to be measured at fair value on a recurring basis as of December 31, 2016 and 2015, which are classified as other current assets, non-current derivative assets, derivative liabilities or non-current derivative liabilities in our Balance Sheets.

	Fair Value Measurements as of
	December 31, 2016				December 31, 2015
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Interest Rate Derivatives liability	$—	$(6,224)	$—	$(6,224)	$—	$(8,740)	$—	$(8,740)
Liquefaction Supply Derivatives asset (liability)	(4,483)	(1,474)	79,022	73,065	—	(25)	32,492	32,467
Natural Gas Derivatives asset	—	—	—	—	—	29	—	29

Fair Value Inputs, Assets, Quantitative Information
The following table includes quantitative information for the unobservable inputs for our Level 3 Physical Liquefaction Supply Derivatives as of March 31, 2017:

	Net Fair Value Asset (in millions)	Valuation Technique	Significant Unobservable Input	Significant Unobservable Inputs Range
Physical Liquefaction Supply Derivatives	$41	Income Approach	Basis Spread	$(0.345) - $0.081

The following table includes quantitative information for the unobservable inputs for our Level 3 Physical Liquefaction Supply Derivatives as of December 31, 2016:

	Net Fair Value Asset (in thousands)	Valuation Technique	Significant Unobservable Input	Significant Unobservable Inputs Range
Physical Liquefaction Supply Derivatives	$79,022	Income Approach	Basis Spread	$(0.260) - $(0.003)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table (in millions) shows the changes in the fair value of our Level 3 Physical Liquefaction Supply Derivatives during the three months ended March 31, 2017 and 2016:

	Three Months Ended March 31,
	2017	2016
Balance, beginning of period	$79	$32
Realized and mark-to-market losses:
Included in cost of sales (1)	(41)	(2)
Purchases and settlements:
Purchases	4	—
Settlements (1)	(1)	—
Balance, end of period	$41	$30
Change in unrealized gains relating to instruments still held at end of period	$(41)	$(2)

(1)	Does not include the decrease in fair value of $1 million related to the realized gains capitalized during the three months ended March 31, 2016

The following table (in thousands) shows the changes in the fair value of our Level 3 Physical Liquefaction Supply Derivatives during the years ended December 31, 2016 and 2015:

	Year Ended December 31,
	2016	2015
Balance, beginning of period	$32,492	$342
Realized and mark-to-market gains:
Included in cost of sales (1)	48,218	32,150
Purchases and settlements:
Purchases	538	—
Settlements (1)	(2,226)	—
Transfers out of Level 3	—	—
Balance, end of period	$79,022	$32,492
Change in unrealized gains relating to instruments still held at end of period	$48,938	$32,150

(1)	Does not include the decrease in fair value of $0.7 million related to the realized gains capitalized during the year ended December 31, 2016.

Derivative Net Presentation on Balance Sheets
The following table (in millions) shows the fair value of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
Offsetting Derivative Assets (Liabilities)
As of March 31, 2017
Liquefaction Supply Derivatives	$48	$(4)	$44
Liquefaction Supply Derivatives	2	(7)	(5)
As of December 31, 2016
Interest Rate Derivatives	$(6)	$—	$(6)
Liquefaction Supply Derivatives	82	(2)	80
Liquefaction Supply Derivatives	(11)	4	(7)

The following table (in thousands) shows the fair value of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
Offsetting Derivative Assets (Liabilities)
As of December 31, 2016
Interest Rate Derivatives	$(6,229)	$5	$(6,224)
Liquefaction Supply Derivatives	82,116	(1,793)	80,323
Liquefaction Supply Derivatives	(11,078)	3,820	(7,258)
As of December 31, 2015
Interest Rate Derivatives	$(8,740)	$—	$(8,740)
Liquefaction Supply Derivatives	33,636	(595)	33,041
Liquefaction Supply Derivatives	(574)	—	(574)
Natural Gas Derivatives	152	(123)	29

Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions
As of December 31, 2016, we had the following Interest Rate Derivatives outstanding:

	Initial Notional Amount	Maximum Notional Amount	Effective Date	Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
Interest Rate Derivatives	$20.0 million	$628.8 million	August 14, 2012	July 31, 2019	1.98%	One-month LIBOR

Fair Value of Derivative Instruments by Balance Sheet Location
The following table (in millions) shows the fair value and location of our Interest Rate Derivatives on our Balance Sheets:

		Fair Value Measurements as of
	Balance Sheet Location	March 31, 2017	December 31, 2016
Interest Rate Derivatives	Derivative liabilities	$—	$(4)
Interest Rate Derivatives	Non-current derivative liabilities	—	(2)

The following table (in thousands) shows the fair value and location of our Interest Rate Derivatives on our Balance Sheets:

		Fair Value Measurements as of
	Balance Sheet Location	December 31, 2016	December 31, 2015
Interest Rate Derivatives	Derivative liabilities	$(4,223)	$(5,940)
Interest Rate Derivatives	Non-current derivative liabilities	(2,001)	(2,800)

Derivative Instruments, Gain (Loss)
The following table (in millions) shows the changes in the fair value and settlements of our Interest Rate Derivatives recorded in derivative loss, net on our Statements of Operations during the three months ended March 31, 2017 and 2016:

	Three Months Ended March 31,
	2017	2016
Interest Rate Derivatives loss	$(2)	$(11)

The following table (in thousands) shows the changes in the fair value and settlements of our Interest Rate Derivatives recorded in derivative loss, net on our Statements of Operations during the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Interest Rate Derivatives loss	$(5,934)	$(41,722)	$(119,401)

Commodity Contract [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Instruments by Balance Sheet Location
The following table (in millions) shows the fair value and location of our Liquefaction Supply Derivatives on our Balance Sheets:

		Fair Value Measurements as of (1)
	Balance Sheet Location	March 31, 2017	December 31, 2016
Liquefaction Supply Derivatives	Other current assets	$16	$13
Liquefaction Supply Derivatives	Non-current derivative assets	28	67
Liquefaction Supply Derivatives	Derivative liabilities	(4)	(7)
Liquefaction Supply Derivatives	Non-current derivative liabilities	(1)	—

(1)
Does not include collateral of $5 million and $6 million deposited for such contracts, which is included in other current assets in our Balance Sheets as of March 31, 2017 and December 31, 2016, respectively.

The following table (in thousands) shows the fair value and location of our Commodity Derivatives on our Balance Sheets:

	December 31, 2016			December 31, 2015
	Liquefaction Supply Derivatives (1)	Natural Gas Derivatives	Total	Liquefaction Supply Derivatives	Natural Gas Derivatives (2)	Total
Balance Sheet Location
Other current assets	$13,535	$—	$13,535	$2,737	$29	$2,766
Non-current derivative assets	66,788	—	66,788	30,304	—	30,304
Total derivative assets	80,323	—	80,323	33,041	29	33,070

Derivative liabilities	(7,258)	—	(7,258)	(490)	—	(490)
Non-current derivative liabilities	—	—	—	(84)	—	(84)
Total derivative liabilities	(7,258)	—	(7,258)	(574)	—	(574)

Derivative asset, net	$73,065	$—	$73,065	$32,467	$29	$32,496

(1)	Does not include collateral of $6.0 million deposited for such contracts, which is included in other current assets in our Balance Sheet as of December 31, 2016.

(2)	Does not include collateral of $0.4 million deposited for such contracts, which is included in other current assets in our Balance Sheet as of December 31, 2015.

Derivative Instruments, Gain (Loss)
The following table (in millions) shows the changes in the fair value, settlements and location of our Liquefaction Supply Derivatives recorded on our Statements of Operations during the three months ended March 31, 2017 and 2016:

		Three Months Ended March 31,
	Statement of Operations Location (1)	2017	2016
Liquefaction Supply Derivatives loss (2)	Cost of sales	$39	$4

(1)
Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.

(2)	Does not include the realized value associated with derivative instruments that settle through physical delivery.

The following table (in thousands) shows the changes in the fair value, settlements and location of our Commodity Derivatives recorded on our Statements of Operations during the years ended December 31, 2016, 2015 and 2014:

		Year Ended December 31,
	Statement of Operations Location (1)	2016	2015	2014
Liquefaction Supply Derivatives loss	LNG revenues	$(8)	$—	$—
Liquefaction Supply Derivatives gain (2)	Cost (cost recovery) of sales	(42,172)	(32,503)	(342)
Natural Gas Derivatives gain	Operating and maintenance expense	(150)	(1,842)	(860)

(1)
Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.

(2)	Does not include the realized value associated with derivative instruments that settle through physical delivery.